Long-term investments - Income from Long-term Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Equity Method Investments [Line Items]
Fair value loss on investments carried at fair value	$ 172,904	$ (311,410)	$ 14,572	$ (132,026)
Dividend and interest income from investments carried at fair value	26,781	26,616	52,478	54,272
Equity method loss	(9,108)	(2,434)	(33,375)	(153)
Interest and other income	2,034	682	4,483	2,322
Income (loss) from other long-term investments	(7,074)	(1,752)	(28,892)	2,169
Income (loss) from long-term investments	192,611	(286,546)	38,158	(75,585)
Atlantica
Schedule of Equity Method Investments [Line Items]
Fair value loss on investments carried at fair value	169,902	(299,653)	22,034	(120,449)
Dividend and interest income from investments carried at fair value	21,788	21,788	43,577	43,577
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Fair value loss on investments carried at fair value	2,966	(11,763)	(7,596)	(11,567)
Dividend and interest income from investments carried at fair value	4,984	4,821	8,875	10,678
Other
Schedule of Equity Method Investments [Line Items]
Fair value loss on investments carried at fair value	36	6	134	(10)
Dividend and interest income from investments carried at fair value	$ 9	$ 7	$ 26	$ 17